Pension and Other Postretirement Benefits - Benefit Costs (Details 5) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Recognized net actuarial loss (gain):
Pension/OPEB corridor charge/credit		$ 0.0	$ 43.1	$ 131.2
Expense for defined contribution plans		24.9	23.1	18.8
Pension Plans, Defined Benefit [Member]
Components of pension and OPEB expense (income):
Service cost		2.8	3.0	2.2
Interest cost		108.2	120.4	130.0
Expected return on plan assets		(149.9)	(167.1)	(198.4)
Amortization of prior service cost (credit)		4.7	5.6	4.4
Recognized net actuarial loss (gain):
Annual amortization		10.5	29.2	31.2
Pension/OPEB corridor charge/credit	$ 78.4	0.0	78.4	144.3
Settlement (gain) loss		0.0	29.9	1.0
Pension and OPEB expense (income)		(23.7)	99.4	114.7
Estimated net loss (gain) expected to be amortized into pension and OPEB expense (income) in the next year		15.9
Estimated net prior service cost (credit) expected to be amortized into pension and OPEB expense (income) in the next year		3.8
Other Postretirement Benefit Plans, Defined Benefit [Member]
Components of pension and OPEB expense (income):
Service cost		4.7	4.9	7.1
Interest cost		17.3	19.9	22.5
Expected return on plan assets		0.0	0.0	0.0
Amortization of prior service cost (credit)		(58.5)	(60.4)	(64.6)
Recognized net actuarial loss (gain):
Annual amortization		(4.2)	(4.3)	1.6
Pension/OPEB corridor charge/credit		0.0	(35.3)	(13.1)
Settlement (gain) loss		0.0	0.0	0.0
Pension and OPEB expense (income)		(40.7)	$ (75.2)	$ (46.5)
Estimated net loss (gain) expected to be amortized into pension and OPEB expense (income) in the next year		(1.3)
Estimated net prior service cost (credit) expected to be amortized into pension and OPEB expense (income) in the next year		$ (13.7)